Income tax expense	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax expense

41.	Income tax expense

(a)	Income tax expense for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Current income tax expense	~~W~~	1,115,724	1,131,254	1,498,819
Temporary differences		296,244	131,862	(322,279)
Income tax recognized in other comprehensive income		(142,844)	(7,321)	294,496

Income tax expenses	~~W~~	1,269,124	1,255,795	1,471,036

(b)	Income tax expense calculated by multiplying net income before tax with the tax rate for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Profit before income taxes	~~W~~	4,911,508	4,753,871	5,583,664

Income taxes at statutory tax rates		1,345,187	1,301,836	1,530,030
Adjustments:
Non-taxable income		8,500	(4,932)	(8,417)
Non-deductible expense		18,461	14,529	15,975
Tax credit		(2,289)	(88)	(159)
Other		(100,735)	(55,550)	(66,393)

Income tax expense	~~W~~	1,269,124	1,255,795	1,471,036

Effective tax rate		%25.84	26.42	26.35

(c)	Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Beginning Balance		Business combination	Profit or loss	Other comprehensive income(loss)	Ending Balance (*)
Unearned income	~~W~~	(331,679)	—	3,401	—	(328,278)
Account receivable		(26,324)	—	(2,754)	—	(29,078)
Financial assets measured at fair value		(101,577)	1,750	(28,950)	(13,308)	(142,085)
Investment in associates and etc.		18,758	—	144,390	(1,878)	161,270
Valuation and depreciation of property and equipment		(151,046)	7	253	—	(150,786)
Derivative asset (liability)		21,005	—	(80,357)	3,762	(55,590)
Deposits		30,641	—	(3,009)	—	27,632
Accrued expenses		145,494	441	(5,071)	—	140,864
Defined benefit obligation		506,132	209	39,072	(6,759)	538,654
Plan assets		(507,140)	—	(47,934)	1,167	(553,907)
Other provisions		213,055	—	99,223	—	312,278
Allowance for acceptances and guarantees		80,014	—	8,036	—	88,050
Allowance related to asset revaluation		(49,713)	—	—	—	(49,713)
Allowance for expensing depreciation		(401)	—	64	—	(337)
Deemed dividend		—	—	—	—	—
Accrued contributions		36,818	—	(20,200)	—	16,618
Financial assets (liabilities) designated at fair value through profit of loss		42,817	—	(71,043)	—	(28,226)
Allowances		38,068	—	185,583	—	223,651
Constructive dividend		1,341	—	14,950	—	16,291
Liability under insurance contracts		24,147	—	(22,408)	—	1,739
Deficit carried over		—	—	311	—	311
Others		(543,770)	451	(304,112)	9,695	(837,736)

		(553,360)	2,858	(90,555)	(7,321)	(648,378)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		320,011	—	(35,944)	—	284,067

	~~W~~	(233,349)	2,858	(126,499)	(7,321)	(364,311)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 1,960 million due to foreign exchange rate movements.

	2021
	Beginning Balance		Business combination	Profit or loss	Other comprehensive income(loss)	Ending Balance (*)
Unearned income	~~W~~	(328,278)	—	(12,714)	—	(340,992)
Account receivable		(29,078)	—	2,498	—	(26,580)
Financial assets measured at fair value		(142,085)	—	83,716	325,327	266,958
Investment in associates and etc.		161,270	—	22,616	(5,624)	178,262
Valuation and depreciation of property and equipment		(150,786)	—	14,616	—	(136,170)
Derivative asset (liability)		(55,590)	—	86,234	(8,995)	21,649
Deposits		27,632	—	(3,202)	—	24,430
Accrued expenses		140,864	—	13,852	—	154,716
Defined benefit obligation		538,654	—	26,411	(15,115)	549,950
Plan assets		(553,907)	—	(47,067)	(870)	(601,844)
Other provisions		312,278	—	77,268	—	389,546
Allowance for acceptances and guarantees		88,050	—	(55,588)	—	32,462
Allowance related to asset revaluation		(49,713)	—	—	—	(49,713)
Allowance for expensing depreciation		(337)	—	63	—	(274)
Accrued contributions		16,618	—	19,496	—	36,114
Financial assets(liabilities) designated at fair value through profit of loss		(28,226)	—	(46,429)	—	(74,655)
Allowances		223,651	—	(91,412)	—	132,239
Constructive dividend		16,291	—	446	—	16,737
Liability under insurance contracts		1,739	—	132	—	1,871
Deficit carried over		311	—	(311)	—	—
Others		(837,736)	—	(44,441)	(227)	(882,404)

		(648,378)	—	46,184	294,496	(307,698)

Expired unused tax losses:
Extinguishment of deposit and insurance liabilities		284,067	—	(17,462)	—	266,605

	~~W~~	(364,311)	—	28,722	294,496	(41,093)

(*)	Deferred tax assets from overseas subsidiaries are increased by ~~W~~ 939 million due to foreign exchange rate movements.

(d)	Deferred tax assets and liabilities that are directly charged or credited to equity for the years ended December 31, 2020 and 2021 are as follows:

	January 1, 2020			Changes		December 31, 2020
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	439,370	(132,901)	(103,570)	23,912	335,800	(108,989)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(11,386)	3,131	4,253	(1,170)	(7,133)	1,961
Foreign currency translation adjustments for foreign operations		(208,348)	(9,117)	(166,596)	7,000	(374,944)	(2,117)
Gain (loss) on cash flow hedge		(47,977)	14,266	(19,958)	5,498	(67,935)	19,764
Equity in other comprehensive income(loss) of associates		8,300	(122)	(1,450)	(1,878)	6,850	(2,000)
The accumulated other comprehensive income(loss) in separate account (*)		20,054	(5,515)	5,358	(1,473)	25,412	(6,988)
Remeasurements of the defined benefit liability		(553,538)	152,006	21,362	(5,610)	(532,176)	146,396
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		98,678	(27,057)	125,371	(35,073)	224,049	(62,130)

	~~W~~	(254,847)	(5,309)	(135,230)	(8,794)	(390,077)	(14,103)

	January 1, 2021			Changes		December 31, 2021
	OCI		Tax effect	OCI	Tax effect	OCI	Tax effect
Gain (loss) on valuation of financial assets measured at FVOCI	~~W~~	335,800	(108,989)	(1,160,013)	318,331	(824,213)	209,342
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk		(7,133)	1,961	4,627	(1,272)	(2,506)	689
Foreign currency translation adjustments for foreign operations		(374,944)	(2,117)	258,068	(6,226)	(116,876)	(8,343)
Gain (loss) on cash flow hedge		(67,935)	19,764	29,931	(8,232)	(38,004)	11,532
Equity in other comprehensive income(loss) of associates		6,850	(2,000)	6,512	(3,766)	13,362	(5,766)
The accumulated other comprehensive income(loss) in separate account(*)		25,412	(6,988)	(56,484)	15,211	(31,072)	8,223
Remeasurements of the defined benefit liability		(532,176)	146,396	58,820	(16,164)	(473,356)	130,232
Gain (loss) on valuation of financial asset measured at FVTPL (Overlay approach)		224,049	(62,130)	(31,924)	11,826	192,125	(50,304)

	~~W~~	(390,077)	(14,103)	(890,463)	309,708	(1,280,540)	295,605

(*)
Deferred tax effects, which are originated from the accumulated other comprehensive income in separate account, are included in the other liabilities of principle and interest guaranteed separate account’s financial statement.

(e)	There is no the amount of deductible temporary differences, that are not recognized as deferred tax assets as of December 31, 2020 and 2021.

(f)	The amount of temporary difference regarding investment in subsidiaries that are not recognized as deferred tax liabilities as of December 31, 2020 and 2021 are as follows:

	2020		2021
Investment in associates	~~W~~	(897,110)	(1,304,370)

(g)
The Group set off a deferred tax asset against a deferred tax liability of the same taxable entity if, and only if, they relate to income taxes levied by the same taxation authority and the entity has a legally enforceable right to set off current tax assets against current tax liabilities. Deferred tax assets and liabilities presented on a gross basis prior to any offsetting as of December 31, 2020 and 2021 are as follows:

	2020		2021
Deferred tax assets	~~W~~	440,430	593,852
Deferred tax liabilities		(804,741)	(634,945)